401(K) PLAN	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
SoundHound, Inc. [Member]
401(K) PLAN [Line Items]
401(K) PLAN

13.    401(K) PLAN

The Company maintains a 401(k) Plan under Section 401(k) of the Internal Revenue Code for its eligible employees. The 401(k) Plan is available to all U.S. employees who meet minimum age requirements and provides employees with tax deferred salary deductions and alternative investment options. Employees may voluntarily contribute a portion of their compensation to the 401(k) Plan, subject to certain limitations. There have been no matching contributions by the Company under the 401(k) Plan to date.

13.    401(K) PLAN

The Company maintains a 401(k) Plan under Section 401(k) of the Internal Revenue Code for its eligible employees. The 401(k) Plan is available to all U.S. employees who meet minimum age requirements and provides employees with tax deferred salary deductions and alternative investment options. Employees may voluntarily contribute a portion of their compensation to the 401(k) Plan, subject to certain limitations. There have been no matching contributions by the Company under the 401(k) Plan to date.